Pay vs Performance Disclosure pure in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid for non-CEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnote (d) sets forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table.

The following table sets forth additional compensation information for our CEO and our non-CEO NEOs, along with total shareholder return, net earnings and Incentive Adjusted EBIT performance results for fiscal years 2020, 2021 and 2022:

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (b, c, d)	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs ($) (b, c, d)	Total Shareholder Return ($) (e)	Peer Group Total Shareholder Return ($) (e)	Net Earnings ($M)	Incentive Adjusted EBIT ($M) (f)
2022	3,470,982	2,237,191	3,078,195	1,264,807	53	118	245	524
2021	6,445,146	820,766	5,165,440	(534,350)	61	146	178	666
2020	5,647,670	7,598,410	5,122,901	7,722,084	98	141	(690)	(1,047)

(b) Fair value or change in fair value

Compensation Actually Paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (“SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT (“Option Awards”), (iii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iv) adding the change in fair value of stock and option awards for the applicable year and (v) adding the service cost and prior service cost for all defined benefit plans for the applicable year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for stock-based compensation in accordance with ASC 718 and for PSUs, adjusted based on the probable achievement at each measurement date. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP.

(c) Year-end stock price

For the portion of CAP that is based on year-end stock prices, the following prices were used for 2022: $18.42 (16% decrease change from prior year), for 2021: $21.85 (38% decrease change from prior year), and for 2020: $35.45 (4% decrease change from prior year).

(d) Compensation Actually Paid to CEO and non-CEO NEOs

CAP for the CEO and non-CEO NEOs reflects the adjustments from Total Compensation for each respective year reported in the SCT, as shown on the following table. Total Adjustments are calculated using un-rounded numbers and then rounded to the nearest dollar.

(e) TSR and Peer Group TSR

Peer Group TSR reflects the S&P Retail Index as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended January 28, 2023. Each year of TSR and Peer Group TSR reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on February 1, 2020.

(f) Company-Selected Measure

As discussed in the Compensation Discussion & Analysis on page 37, the NEO’s bonus opportunity for 2022 was based 100% on Incentive Adjusted EBIT subject to achievement of the Incentive Adjusted ROIC threshold.

Company Selected Measure Name		TSR
Named Executive Officers, Footnote [Text Block]
Year	CEO	Non-CEO NEOs
2022	Erik B. Nordstrom	Michael W. Maher, Peter E. Nordstrom, Kenneth J. Worzel, Alexis DePree, Anne L. Bramman, Edmond Mesrobian
2021	Erik B. Nordstrom	Anne L. Bramman, Peter E. Nordstrom, Kenneth J. Worzel, Edmond Mesrobian
2020	Erik B. Nordstrom	Anne L. Bramman, Peter E. Nordstrom, Kenneth J. Worzel, Edmond Mesrobian

Peer Group Issuers, Footnote [Text Block]

Peer Group TSR reflects the S&P Retail Index as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended January 28, 2023. Each year of TSR and Peer Group TSR reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on February 1, 2020.

PEO Total Compensation Amount		$ 3,470,982	$ 6,445,146	$ 5,647,670
PEO Actually Paid Compensation Amount	[1],[2],[3]	2,237,191	820,766	7,598,410
Non-PEO NEO Average Total Compensation Amount		3,078,195	5,165,440	5,122,901
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 1,264,807	(534,350)	7,722,084
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
CEO		2020	2021	2022
SCT Total ($)		5,647,670	6,445,146	3,470,982
-	Value of stock awards and option awards reported in SCT	4,247,586	3,699,999	2,654,734
-	Change in pension value and Nonqualified Deferred Compensation reported in SCT	1,010,681	—	—
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	7,132,586	1,429,354	1,485,367
+	Change in fair value of prior year awards that are unvested and outstanding	155,911	(3,800,744)	(76,644)
+	Fair market value of awards granted this year and that vested this year	—	—	9,883
+	Change in fair value (from prior year end) of prior year awards that vested this year	(372,946)	139,177	(215,375)
-	Prior year fair value of prior year awards that failed to vest this year	—	—	—
+	Service and prior service cost for pension plans	293,457	307,833	217,712
=	Total Adjustments	1,950,740	(5,624,380)	(1,233,791)
CAP ($)		7,598,410	820,766	2,237,191
Non-CEO NEO		2020	2021	2022
Average SCT ($)		5,122,901	5,165,440	3,078,195
-	Average value of stock awards and option awards reported in SCT	3,999,378	2,657,792	2,071,922
-	Average change in pension value and Nonqualified Deferred Compensation reported in SCT	480,022	347,475	—
+	Average year end value of awards granted in fiscal year that are unvested and outstanding	6,928,154	1,298,263	855,524
+	Average change in fair value of prior year awards that are unvested and outstanding	296,961	(4,256,482)	(121,002)
+	Average fair market value of awards granted this year and that vested this year	12,197	8,747	3,038
+	Average change in fair value (from prior year end) of prior year awards that vested this year	(355,907)	46,199	(47,797)
-	Average prior year fair value of prior year awards that failed to vest this year	—	—	553,875
+	Average service and prior service cost for pension plans	197,178	208,750	122,646
=	Total Adjustments	2,599,184	(5,699,789)	(1,813,389)
Average CAP ($)		7,722,084	(534,350)	1,264,807

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Most important performance measures for 2022
Incentive Adjusted EBIT
Incentive Adjusted ROIC
Cumulative Sales for 2022 - 2024
Cumulative EBIT margin % for 2022 - 2024

Total Shareholder Return Amount	[4]	$ 53	61	98
Peer Group Total Shareholder Return Amount	[4]	118	146	141
Net Income (Loss)		$ 245,000,000	$ 178,000,000	$ (690,000,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	[5]	524	666	(1,047)
Measure Name		Incentive Adjusted EBIT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Incentive Adjusted ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cumulative Sales for 2022 - 2024
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Cumulative EBIT margin % for 2022 - 2024
CEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,470,982	$ 6,445,146	$ 5,647,670
PEO Name		Erik B. Nordstrom	Erik B. Nordstrom	Erik B. Nordstrom
CEO [Member] | Value of stock awards and option awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,654,734	$ 3,699,999	$ 4,247,586
CEO [Member] | Change in pension value and Nonqualified Deferred Compensation reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,010,681
CEO [Member] | Year end value of awards granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,485,367	1,429,354	7,132,586
CEO [Member] | Change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(76,644)	(3,800,744)	155,911
CEO [Member] | Fair market value of awards granted this year and that vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,883
CEO [Member] | Change in fair value (from prior year end) of prior year awards that vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(215,375)	139,177	(372,946)
CEO [Member] | Prior year fair value of prior year awards that failed to vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
CEO [Member] | Service and prior service cost for pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		217,712	307,833	293,457
CEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,233,791)	(5,624,380)	1,950,740
CEO [Member] | CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,237,191	820,766	7,598,410
Non-CEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,078,195	5,165,440	5,122,901
Non-CEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,813,389)	(5,699,789)	2,599,184
Non-CEO NEO [Member] | Average value of stock awards and option awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,071,922	2,657,792	3,999,378
Non-CEO NEO [Member] | Average change in pension value and Nonqualified Deferred Compensation reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			347,475	480,022
Non-CEO NEO [Member] | Average year end value of awards granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		855,524	1,298,263	6,928,154
Non-CEO NEO [Member] | Average change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(121,002)	(4,256,482)	296,961
Non-CEO NEO [Member] | Average fair market value of awards granted this year and that vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,038	8,747	12,197
Non-CEO NEO [Member] | Average change in fair value (from prior year end) of prior year awards that vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(47,797)	46,199	(355,907)
Non-CEO NEO [Member] | Average prior year fair value of prior year awards that failed to vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		553,875
Non-CEO NEO [Member] | Average service and prior service cost for pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		122,646	208,750	197,178
Non-CEO NEO [Member] | Average CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,264,807	$ (534,350)	$ 7,722,084

[1]	Compensation Actually Paid to CEO and non-CEO NEOs

CAP for the CEO and non-CEO NEOs reflects the adjustments from Total Compensation for each respective year reported in the SCT, as shown on the following table. Total Adjustments are calculated using un-rounded numbers and then rounded to the nearest dollar.

[2]	Fair value or change in fair value

Compensation Actually Paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (“SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT (“Option Awards”), (iii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iv) adding the change in fair value of stock and option awards for the applicable year and (v) adding the service cost and prior service cost for all defined benefit plans for the applicable year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for stock-based compensation in accordance with ASC 718 and for PSUs, adjusted based on the probable achievement at each measurement date. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP.

[3]	Year-end stock price

For the portion of CAP that is based on year-end stock prices, the following prices were used for 2022: $18.42 (16% decrease change from prior year), for 2021: $21.85 (38% decrease change from prior year), and for 2020: $35.45 (4% decrease change from prior year).

[4]	TSR and Peer Group TSR

Peer Group TSR reflects the S&P Retail Index as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended January 28, 2023. Each year of TSR and Peer Group TSR reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on February 1, 2020.

[5]	Company-Selected Measure

As discussed in the Compensation Discussion & Analysis on page 37, the NEO’s bonus opportunity for 2022 was based 100% on Incentive Adjusted EBIT subject to achievement of the Incentive Adjusted ROIC threshold.